Analysis of Allowance for Doubtful Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 4,127,947	$ 4,157,614	$ 673,242
Charged to (Reduce from) expenses	(16,491)	1,064,477	3,705,557
Charges taken against allowance	(602,597)	(1,094,144)	(221,185)
Balance at end of the year	$ 3,508,859	$ 4,127,947	$ 4,157,614